Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances

Note 10 – Federal Home Loan Bank Advances

At December 31, advances from the Federal Home Loan Bank (the "FHLB") were as follows:

(Dollars in thousands)

	2011	2010

Maturities ranging from November 2012 to November 2024, fixed interest rates ranging from 2.54% to 4.16%, with an average rate of 3.58%	$8,447

Maturities ranging from January 2011 to November 2024, fixed interest rates ranging from 2.54% to 4.16%, with an average rate of 3.58%		$8,473

Total advances outstanding at year-end	$8,447	$8,473

Penalties are charged on fixed rate advances that are paid prior to maturity. No fixed rate advances were paid prior to maturity in 2011, 2010 or 2009. Advances maturing in 2012 and 2013 may be converted to a variable rate by the FHLB. If the FHLB exercises its option, the Bank may prepay the advance without penalty. Advances were secured by residential real estate loans with a carrying value of approximately $69 million at December 31, 2011 and $66 million at December 31, 2010. Based on this collateral, the Bank was eligible to borrow an additional $37 million at year-end 2011. The scheduled maturities of advances from the FHLB at December 31, 2011 were as follows (dollars in thousands):

2012	$5,027
2013	3,028
2014	29
2015	30
2016	32
Thereafter	301

Total	$8,447